FAIR VALUE MEASUREMENT - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
Impairment charges for long-lived assets	$ 54,015	$ 65,285	$ 5,938
Impairment loss of solar power systems	11,063	21,400	0
Impairment loss of project assets	60,245	33,052	16,239
Long-term borrowings	3,621,232	2,731,543
Green bonds and convertible notes	348,465	375,459
Convertible notes	195,313
Manufacturing Segment
FAIR VALUE MEASUREMENT
Impairment charges for long-lived assets	54,015	65,285	5,938
Recurrent Energy Segment
FAIR VALUE MEASUREMENT
Impairment loss of solar power systems	11,063	21,400	0
Impairment loss of project assets	$ 60,245	$ 33,052	$ 16,239